Investments (Details 43) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total Assets	$ 7,273	$ 11,080
Total Liabilities	3,128	6,995
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Total Assets	3,299	7,114
Total Liabilities	3,103	6,892
MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Total Assets	3,333	3,333
Total Liabilities	0	0
Other limited partnership interests [Member]
Variable Interest Entity [Line Items]
Total Assets	360	319
Total Liabilities	6	85
Real estate joint ventures [Member]
Variable Interest Entity [Line Items]
Total Assets	16	20
Total Liabilities	18	17
Other invested assets [Member]
Variable Interest Entity [Line Items]
Total Assets	102	108
Total Liabilities	1	1
Trading Account Assets [Member]
Variable Interest Entity [Line Items]
Total Assets	163	186
Total Liabilities	$ 0	$ 0